Templeton Growth Fund, Inc.
Statement of Investments, May 31, 2019 (unaudited)
		Industry	Shares	Value
	Common Stocks 97.7%
	Canada 2.1%
	Husky Energy Inc.	Oil, Gas & Consumable Fuels	7,530,600	$70,703,843
	Wheaton Precious Metals Corp.	Metals & Mining	7,267,582	160,719,167
				231,423,010
	China 6.2%
[a]	Baidu Inc., ADR	Interactive Media & Services	998,180	109,799,800
	China Life Insurance Co. Ltd., H	Insurance	75,933,000	176,291,025
	China Mobile Ltd.	Wireless Telecommunication Services	14,949,900	130,538,914
	China Telecom Corp. Ltd., ADR	Diversified Telecommunication Services	641,069	31,123,900
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	224,714,810	112,942,183
	Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	132,733,200	122,248,916
				682,944,738
	Denmark 1.6%
	A.P. Moeller-Maersk AS, B	Marine	94,489	101,473,424
	The Drilling Co. of 1972 AS	Energy Equipment & Services	188,978	12,069,402
	Vestas Wind Systems AS	Electrical Equipment	788,056	64,592,822
				178,135,648
	France 7.9%
	BNP Paribas SA	Banks	5,353,139	244,421,209
	Compagnie de Saint-Gobain	Building Products	2,034,606	73,671,404
	Credit Agricole SA	Banks	10,939,226	125,007,143
	Sanofi	Pharmaceuticals	2,706,164	218,375,771
	Veolia Environnement SA	Multi-Utilities	8,882,514	205,489,010
				866,964,537
	Germany 5.5%
	Bayer AG	Pharmaceuticals	3,177,496	187,480,460
	E.ON SE	Multi-Utilities	12,331,345	128,779,937
	Merck KGaA	Pharmaceuticals	1,116,563	107,837,811
	Siemens AG	Industrial Conglomerates	1,581,963	179,257,842
	Siemens AG, ADR	Industrial Conglomerates	65,018	3,690,422
				607,046,472
	Hong Kong 1.6%
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	17,130,500	161,816,707
	Value Partners Group Ltd.	Capital Markets	20,445,000	13,353,199
				175,169,906
	India 2.4%
	Bharti Airtel Ltd.	Wireless Telecommunication Services	37,441,941	187,694,007
	Hero Motocorp Ltd.	Automobiles	1,932,181	74,428,401
				262,122,408
	Ireland 0.4%
	Bank of Ireland Group PLC	Banks	8,134,777	43,635,545
	Israel 0.9%
[a]	Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	10,979,246	94,970,478
	Italy 1.4%
	Eni SpA	Oil, Gas & Consumable Fuels	10,332,692	156,742,170
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
	Industry	Shares	Value
Common Stocks (continued)
Japan 8.1%
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	5,429,100	$131,838,478
Panasonic Corp.	Household Durables	18,888,700	150,740,071
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	3,333,594	112,775,856
Sumitomo Mitsui Financial Group Inc.	Banks	4,263,556	148,839,868
Suntory Beverage & Food Ltd.	Beverages	2,371,000	98,787,108
Taiheiyo Cement Corp.	Construction Materials	1,989,400	58,930,226
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	5,699,550	192,974,198
			894,885,805
Luxembourg 1.8%
SES SA, IDR	Media	13,253,146	200,155,844
Netherlands 3.4%
Aegon NV	Insurance	24,389,063	111,590,613
Akzo Nobel NV	Chemicals	686,236	57,890,604
ING Groep NV	Banks	18,634,228	201,804,952
			371,286,169
Singapore 2.3%
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	108,261,100	252,164,006
South Korea 3.5%
KB Financial Group Inc.	Banks	4,022,815	148,246,026
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	6,555,891	234,422,636
			382,668,662
Spain 1.0%
Telefonica SA	Diversified Telecommunication Services	13,973,040	112,038,415
Switzerland 3.8%
Alcon Inc.	Health Care Equipment & Supplies	87,983	5,116,343
Novartis AG	Pharmaceuticals	439,916	37,825,703
Roche Holding AG	Pharmaceuticals	939,607	246,877,317
UBS Group AG	Capital Markets	11,238,949	129,634,854
			419,454,217
Thailand 1.5%
Bangkok Bank PCL, fgn.	Banks	18,820,900	117,276,259
Bangkok Bank PCL, NVDR	Banks	8,099,000	50,466,260
			167,742,519
United Kingdom 11.4%
BP PLC	Oil, Gas & Consumable Fuels	39,001,030	266,107,281
HSBC Holdings PLC (GBP Traded)	Banks	438,459	3,573,243
HSBC Holdings PLC (HKD Traded)	Banks	17,244,540	140,896,110
Kingfisher PLC	Specialty Retail	53,846,910	145,505,053
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	9,476,311	296,113,170
Standard Chartered PLC (GBP Traded)	Banks	27,733,407	240,694,666
Standard Chartered PLC (HKD Traded)	Banks	376,516	3,261,231
Vodafone Group PLC	Wireless Telecommunication Services	99,843,051	163,239,683
			1,259,390,437
  |  2

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
		Industry	Shares	Value
	Common Stocks (continued)
	United States 30.9%
	Allergan PLC	Pharmaceuticals	1,534,859	$187,114,661
[a]	Alphabet Inc., A	Interactive Media & Services	118,899	131,561,743
	AmerisourceBergen Corp.	Health Care Providers & Services	1,697,799	132,190,630
	Amgen Inc.	Biotechnology	188,685	31,453,789
	Apache Corp.	Oil, Gas & Consumable Fuels	5,317,320	138,622,532
	Capital One Financial Corp.	Consumer Finance	1,911,440	164,135,353
	Cardinal Health Inc.	Health Care Providers & Services	2,086,957	87,798,281
	Citigroup Inc.	Banks	4,343,680	269,959,712
	Comcast Corp., A	Media	4,228,938	173,386,458
[a]	CommScope Holding Co. Inc.	Communications Equipment	4,523,500	73,054,525
	Coty Inc., A	Personal Products	8,970,182	110,692,046
	Eli Lilly & Co.	Pharmaceuticals	506,990	58,780,421
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	2,419,400	171,220,938
	Gilead Sciences Inc.	Biotechnology	2,891,900	180,020,775
	Kellogg Co.	Food Products	5,248,682	275,870,726
	The Kroger Co.	Food & Staples Retailing	6,437,900	146,848,499
[a]	Mattel Inc.	Leisure Products	9,207,200	90,690,920
[a]	Navistar International Corp.	Machinery	4,340,210	135,023,933
	Oracle Corp.	Software	5,659,858	286,388,815
	Perrigo Co. PLC	Pharmaceuticals	420,899	17,686,176
	United Parcel Service Inc., B	Air Freight & Logistics	1,651,140	153,423,929
	Verizon Communications Inc.	Diversified Telecommunication Services	966,100	52,507,535
	Walgreens Boots Alliance Inc.	Food & Staples Retailing	3,916,600	193,245,044
	Wells Fargo & Co.	Banks	3,108,900	137,941,893
				3,399,619,334
	Total Common Stocks (Cost $11,355,416,931)			10,758,560,320
			Principal Amount*
	Short Term Investments 2.2%
	Time Deposits 2.2%
	Canada 2.2%
	National Bank of Canada, 2.30%, 6/03/19		$86,000,000	86,000,000
	Royal Bank of Canada, 2.37%, 6/03/19		150,000,000	150,000,000
	Total Time Deposits (Cost $236,000,000)			236,000,000
	Total Investments (Cost $11,591,416,931) 99.9%			10,994,560,320
	Other Assets, less Liabilities 0.1%			16,305,447
	Net Assets 100.0%			$11,010,865,767
  |  3

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
See Abbreviations on page 7.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
  |  4

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
  |  5

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION  (continued)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. The Fund did not hold any option contracts at period end.
4.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2019, the Fund held investments in affiliated management investment companies as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Income from securities loaned	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.08%	—	653,996,099	(653,996,099)	—	$ —	$273,730	$ —	$ —
6.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
  |  6

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2019, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments	$10,758,560,320	$—	$—	$10,758,560,320
Short Term Investments	—	236,000,000	—	236,000,000
Total Investments in Securities	$10,758,560,320	$236,000,000	$ —	$10,994,560,320

[a]For detailed categories, see the accompanying Statement of Investments.
7.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Currency
GBP	British Pound
HKD	Hong Kong Dollar
Selected Portfolio
ADR	American Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  7